18630 Crosstimber

San Antonio, TX 78258

281-702-2137 (P)

866-862-1719 (F)

January 20, 2017

VIA EDGAR

US Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	American Pension Investors Trust Preliminary Proxy Statement

File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

On behalf of American Pension Investors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Preliminary Proxy Statement which will be used in connection with a special meeting of the shareholders of the Yorktown Mid Cap Fund (the “Fund”), a separate series of the Trust, to be held on Thursday, February 9, 2017 (the “Special Meeting”). This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about January 30, 2017.

The matters to be considered at the Special Meeting will be:

1.	Approval of a new investment sub-advisory agreement with Poplar Forest Capital, LLC on behalf of the Yorktown Mid Cap Fund; and

2.	Such other business as may properly arise at the meeting.

Please direct all questions or comments regarding the foregoing to me at 281-702-2137. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.